SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and consolidated variable interest entities (the “VIEs”). All intercompany transactions and balances are eliminated on consolidation.

Variable Interest Entities

Variable Interest Entities

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Company is deemed as the primary beneficiary of and consolidates variable interest entities when the Company has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities. In November 2017, the Company through one of its subsidiaries entered into a series of contractual agreements with Tianjin Mengguang Information Technology Co., Ltd. (“TJ Mengguang”), a newly established limited liability company, and its shareholder, pursuant to which the Company has obtained control over the VIE of TJ Mengguang and is entitled to receive effectively all economic benefits generated from TJ Mengguang. Accordingly, the Company consolidates TJ Mengguang in the consolidated financial statements. The Company can have assets transferred freely out of TJ Mengguang without any restrictions. Therefore, the Group considers that there is no asset of a consolidated TJ Mengguang that can be used only to settle obligations of TJ Mengguang, except for registered capital and PRC statutory reserves of TJ Mengguang amounting to a total of RMB12,059 as of December 31, 2017. As the consolidated TJ Mengguang is incorporated as a limited liability company under the PRC Company Law, creditors of TJ Mengguang do not have recourse to the general credit of the Company for any of the liabilities of the consolidated TJ Mengguang.

As of December 31, 2017, excluding inter-group balance, the assets of VIE of TJ Mengguang mainly consisted of cash and cash equivalent RMB21,353 and other current assets RMB3,095, and this VIE’s liabilities of RMB2,585 mainly consisted of deferred revenue RMB1,371 and accrued expenses and other current liabilities RMB1,032. For the year ended December 31, 2017, excluding inter-group transactions, net revenues and cost of revenues generated by this VIE of TJ Mengguang are RMB534 and RMB653, respectively.

In addition, the Group, as general partner, has the power to direct the activities that most significantly impact the economic success of the fund of Ningbo Hongting Investment Management LLP (“NB Hongting”, the “Fund”) and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the Fund. As of December 31, 2017, the assets of NB Hongting mainly consisted of cash and cash equivalent RMB8,816 and long term investment RMB25,000, and the Fund’s liabilities is RMB461. For the year ended December 31, 2017, the net loss of RMB398 is due to some pre-operation expenses.

The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels and the funds that it serves as general partner or fund manager to identify potential variable interest entities. Generally, these entities that operate the manachised and franchised hotels qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance. For the disclosure of significant non-consolidated variable interest entities, see Note.9 Long-Term Investments.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, purchase price allocation, impairment of goodwill, fair value measurement and impairment of investments, share-based compensation, costs related to its customer loyalty program and contingent liabilities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash	Restricted cash Restricted cash mainly represents deposits used as security against borrowings and deposits restricted due to contract disputes or lawsuit.
Investments

Investments

Investments represent trading securities, available-for-sale securities, cost-method investments, and equity-method investments.

Investments in equity securities that have readily determinable fair values are classified as either trading securities or available-for-sale securities depending on the Group’s intention. Trading securities are equity securities of public companies that are bought and held principally for the purpose of selling them in the near term, and are reported at fair value, with unrealized gains and losses included in other income (loss) in the consolidated statements of comprehensive income. The fair value of the Company’s investments in trading securities is based on the quoted market price on the last business day of the fiscal year.

Available-for-sale securities are investments in equity securities that the Group does not have intention to sell in near term, reported at fair value, with unrealized gains and losses recorded as a component of other comprehensive income or loss. Realized gains or losses are recognized in the consolidated statements of comprehensive income during the period in which the gains or losses are realized. If the Group determines that a decline in the fair value of the individual available-for-sale security is other-than-temporary, the cost basis of the security is written down to the fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to: (1) the nature of the investment; (2) the cause and duration of the impairment; (3) the extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) the Group’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost or fair value.

The Group accounts for equity investment in a private entity of which the Group owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies of the entity as cost-method investment. The Group’s cost-method investment is carried at historical cost in its consolidated financial statements and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value when the impairment is deemed other-than-temporary.

The Group accounts for equity investment in entities with significant influence under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from investment is recognized in the consolidated statements of comprehensive income. Dividends received reduce the carrying amount of the investment. When the Group’s share of loss in an equity-method investee equals or exceeds its carrying value of the investment in that entity, the Group continues to report its share of equity method losses in the statements of comprehensive income to the extent and as an adjustment to the carrying amount of its other investments in the investee. Equity-method investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other-than- temporary.

The Group also considers it has significant influence over the funds that it serves as general partner or fund manager. For funds that the Group is not deemed as the primary beneficiary, the equity method of accounting is accordingly used for these investments by the Group. In addition, the investee funds do not meet the definition of an Investment Company and are not required to report their investment assets at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ operating result.

As a result of the impairment analysis, the Group recorded an impairment of nil, RMB3,208 and nil in 2015, 2016 and 2017, respectively.

Accounts receivable, net of allowance

Accounts receivable, net of allowance

Accounts receivable mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Loan receivables

Loan receivables

Loan receivables are measured at amortized cost with interest accrued based on the contract rate. The Group classified loan receivables as long-term or short-term investments according to their contractual maturity or expected holding time. The Group evaluates the credit risk associated with the loans, and estimates the cash flow expected to be collected over the life of loans on an individual basis based on the Group’s past experiences, the borrowers’ financial position, their financial performance and their ability to continue to generate sufficient cash flows. A valuation allowance will be established for the loans unable to collect. No valuation allowance has been recorded in 2015, 2016 or 2017 based on the result of the assessment.

Inventories

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding for new hotels opened are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables and beddings replacement are expensed when used.

Property and equipment, net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. The renovations, betterments and interest cost incurred during construction are capitalized. Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net and unfavorable lease

Intangible assets, net and unfavorable lease

Intangible assets consist primarily of brand name, master brand agreement, non-compete agreements, franchise agreements and favorable leases acquired in business combinations and purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand name, master brand agreement, non-compete agreements, franchise agreements and favorable lease agreements acquired from business combination are recognized and measured at fair value upon acquisition.

Non-compete agreements, franchise agreements and favorable lease agreements are amortized over the expected useful life, remaining franchise contract terms and remaining operating lease terms respectively. Unfavorable lease agreements from business combination transactions are recognized as other long-term liabilities and are amortized over the remaining operating lease terms. Purchased software is stated at cost less accumulated amortization.

Brand name is considered to have an indefinite life. Master brand agreement, acquired in Accor acquisition (Note 3), granted the Group the exclusive franchise rights in respect of “Mercure”, “Ibis” and “Ibis Styles” in the PRC, Taiwan and Mongolia and the non-exclusive franchise rights in respect of “Grand Mercure” and “Novotel” in the PRC, Taiwan and Mongolia with initial term of 70 years, and can be renewed without substantial obstacles. As a result, the useful life is also determined to be indefinite. Brand name of Crystal Orange is considered to have an indefinite life which granted the Group to use for its products and provide to other market players. The Group evaluates the brand name and master brand agreement each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group measures the impairment by comparing the fair value of brand name and master brand agreement with its carrying amount. If the carrying amount of brand name and master brand agreement exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. The Group measures the fair value of the brand name under the relief-from-royalty method, the master brand agreement under the multi-period excess earnings method. Management performs its annual brand name and master brand agreement impairment test on November 30.

Land use rights	Land use rights Land use rights, which are all located in PRC, are recorded at cost and amortized on a straight-line basis over the remaining term of the land certificates, between 30 to 50 years.
Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continued underperformance relative to the projected operating results, of which the carrying amount of the property and equipment exceed the future undiscounted net cash flows, and recognized an impairment loss of RMB93,163, RMB150,533 and RMB169,213 during the years ended December 31, 2015, 2016 and 2017, respectively.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. A reporting unit is identified as a component for which discrete financial information is available and is regularly reviewed by management. All the acquired business has been migrated to the Group’s business, and the Group’s management regularly reviews operation data including industrial metrics of revenue per available room, occupancy rate, and number of hotels by scale/brand, rather than discrete financial information for the purpose of performance evaluation and resource allocation. The Company concluded that it had only one reporting unit, and therefore the goodwill impairment testing was performed on consolidation level. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized in general and administrative expenses for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on November 30.

The Group recognized goodwill impairment of RMB2,445, nil and nil for years ended December 31, 2015, 2016 and 2017, respectively.

Accruals for customer loyalty program

Accruals for customer loyalty program

The Group invites its customers to participate in a customer loyalty program. The membership has an unlimited life. Members enjoy favorable treatment such as more convenient check-out procedures and late check-out, discounts on room rates and accumulate membership points for their paid stays or their purchasing of products and services provided in the hotels, which can be redeemed for offset the room charges, or used to buy products in Hua Zhu mall within two years after the points are earned. The estimated incremental costs to provide room night awards and other products are accrued and recorded as accruals for customer loyalty program as members accumulate points and are recognized as cost and expense in the accompanying consolidated statements of comprehensive income. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. As of December 31, 2016 and 2017, the accruals for estimated liabilities under the customer loyalty program amounted to RMB121,066 and RMB156,092, respectively.

Deferred revenue

Deferred revenue

Deferred revenue generally consists of non-refundable advances received from customers for rental of rooms, cash received for membership fees and initial franchise fees received prior to the Group fulfilling its commitments to the franchisees.

Revenue recognition

Revenue recognition

Revenue from leased and owned hotels is derived from hotel operations, mainly including the rental of rooms, food and beverage sales and souvenir sales. Revenue is recognized when rooms are occupied and food and beverages and souvenirs are sold.

Revenues from manachised and franchised hotels are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) on-going management and service fees mainly based on a certain percentage of the room revenues of the franchised hotels, and (b) system maintenance, support fees and central reservation system usage fees. The one-time franchise fee is recognized when the manachised and franchised hotel opens for business, the fee becomes non-refundable, and the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation and personnel recruiting and training. The ongoing management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. The system maintenance, support fee and central reservation system usage fee is recognized over the period when services are provided.

In addition, the Group accounts for hotel manager fees related to the manachised hotels under the franchise program as revenues. Pursuant to the franchise agreements, the Group charges the franchisees fixed hotel manager fees to cover the manachised hotel managers’ payroll, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the manachised hotels. The hotel manager fee is recognized as revenue monthly. During the years ended December 31, 2015, 2016 and 2017, the hotel manager fees that were recognized as revenue were RMB261,743, RMB321,346 and RMB371,625, respectively.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. The membership duration is estimated to be two to five years which reflects the expected membership retention. Revenues recognized from the customer loyalty program were RMB130,644, RMB145,459 and RMB160,200 for the years ended December 31, 2015, 2016 and 2017, respectively.

Other revenues are derived from activities other than the operation of hotel businesses, which mainly include revenues from Hua Zhu mall and the provision of IT products and services to hotels. Revenues from Hua Zhu mall are commissions charged from suppliers for goods sold through the platform and are recognized upon delivery of goods to end customers when its suppliers’ obligation is fulfilled and collectability is reasonably assured. Revenues from IT products are recognized when goods are delivered and revenues from IT services are recognized when services are rendered.

Business tax and related taxes

Business tax and related taxes

The Group is subject to business tax, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Such taxes are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

On 24 March 2016, the Ministry of Finance (MOF) and the State Administration of Taxation (SAT) jointly published Caishui [2016] No. 36 (Circular 36), which provides the detailed implementation guidance on the further rollout of the Value-Added Tax (VAT) reform to sectors such as construction, real estate, financial services and lifestyle services. Circular 36 takes effect from 1 May 2016. Lifestyle services have a broad coverage to include a variety of services which are to meet the daily needs of the residents, and accommodation and associated services are included in such category with the applicable tax rate of 6%. As such, starting from May 2016, the accommodation services of the Group are subject to 6% of VAT.

Advertising and promotional expenses

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB47,971, RMB64,666 and RMB90,578 for the years ended December 31, 2015, 2016 and 2017, respectively.

Government grants

Government grants

Government grants represent cash received by the Group in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investments the Group made as well as income generated by the Group in such districts. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. Normally, the Group does not receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received, and therefore cash subsidies are recognized when received and when all the conditions for their receipts have been satisfied. Government grants recognized were RMB28,188, RMB83,498 and RMB55,389 for the years ended December 31, 2015, 2016 and 2017, respectively, which were recorded as other operating income.

Leases

Leases

A lease of which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays or requires fixed escalations of the minimum lease payments, the Group records the total rental expense on a straight-line basis over the initial lease term and the difference between the straight-line rental expense and cash payment under the lease is recorded as deferred rent. As of December 31, 2016 and 2017, deferred rent of RMB37,648 and RMB49,857 were recorded as other current liabilities and RMB1,023,843 and RMB1,380,484 were recorded as long-term liabilities, respectively.

Capitalization of interest

Capitalization of interest

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. The interest expense incurred for the years ended December 31, 2015, 2016 and 2017 were RMB5,383, RMB11,056 and RMB87,320, of which RMB1,529, nil and nil were capitalized as additions to assets under construction, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.

Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Comprehensive income

Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income, foreign-currency translation adjustments and unrealized securities holding gains (losses).

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term and long-term investments, loan receivables, amount due from related parties and accounts receivable.

All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk and the Group’s short-term and long-term investments consist of equity investments in listing and private companies. The Group’s loan receivables are lent to entities with high credit quality. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair value

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalent, restricted cash, loan receivables current and non-current portion, receivables, payables, short-term debt and long-term debt. The carrying amounts of these short-term financial instruments approximates their carrying value due to their short-term nature. The long-term debt and long-term loan receivable approximate their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed. Cost-method investments are presented at cost unless impaired based on the result of impairment assessment, as the investees are all private entities and their fair values are not practicable to obtain without undue cost. As of December 31, 2016 and 2017, cost-method investments were RMB172,571 and RMB355,717, respectively.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates.

As of December 31, 2016 and 2017, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

			Fair Value Measurements at Reporting Date Using
Years Ended December 31,	Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2016	Long-term available-for-sale securities	247,085	204,945	42,140
2017	Short-term trading securities	129,911	129,911
2017	Long-term available-for-sale securities	1,253,786	907,716	346,070

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the years ended December 31, 2015, 2016 and 2017:

			Fair Value Measurements at Reporting Date Using
Years Ended December 31,	Description	Fair Value for Years Ended December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
2015	Property and equipment	21,879			21,879	93,163
2015	Goodwill	—			—	2,445
2016	Property and equipment	20,706			20,706	150,533
2016	Long-term investments	—			—	3,208
2017	Property and equipment	51,750			51,750	169,213

As a result of reduced expectations of future cash flows from certain leased hotels, the Group determined that the hotels property and equipment with a carrying amount of RMB115,042, RMB171,239 and RMB220,963 was not fully recoverable and consequently recorded an impairment charge of RMB93,163, RMB150,533 and RMB169,213 for the years ended December 31, 2015, 2016 and 2017, respectively. The Group also determined that the goodwill amount with a carrying amount of RMB2,445, nil and nil was impaired as a result of the impairment assessment for the years ended December 31, 2015, 2016 and 2017. As a result of the impairment assessment, the Group determined that the long term investment amount with a carrying amount of nil, RMB3,208 and nil was impaired as a result of the impairment assessment for the years ended December 31, 2015, 2016 and 2017.

Fair value of the property and equipment as well as the reporting units for goodwill impairment testing was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its long-lived assets held and used and its reporting units are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are 4% and 20%, respectively, for the years ended December 31, 2015, 2016 and 2017.

Share-based compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the performance conditions for a period of time following the grant date. Share-based compensation expense is recognized according to the Group’s judgement of likely future performance and will be adjusted in future periods based on the actual performance. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2015, 2016 and 2017, the Group recognized share-based compensation expenses of RMB52,535, RMB55,436 and RMB66,367, respectively, which was classified as follows:

	Years Ended December 31,
	2015	2016	2017
Hotel operating costs	8,835	13,603	19,725
Selling and marketing expenses	907	811	1,530
General and administrative expenses	42,793	41,022	45,112

Total	52,535	55,436	66,367

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of stock options and vest of nonvested restricted stocks (using the treasury stock method).

The loaned shares under the ADS Lending Agreement are excluded from both the basic and diluted earnings per share calculation unless default of the ADS lending arrangement occurs which the Group considered the possibility is remote.

Segment reporting

Segment reporting

The Group identifies a business as an operating segment if: i) it engages in business activities from which it may earn revenues and incur expenses; ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and iii) it has available discrete financial information. The Group’s chief operating decision maker has been identified as the chief executive officer. CODM regularly reviews the operation data, such as industrial metrics of revenue per available room, occupancy rate, and number of hotels by scale/brand, to assess the performance and allocate the resources. All the acquired business including Accor and Crystal Orange has been migrated to the Group’s business, and the Group operates and manages its business as a single segment. Therefore, the Group has one single operating segment.

The Group primarily generates its revenues from customers in the PRC. Substantially all of the Group’s long-lived assets are located in the PRC.

Treasury shares

Treasury shares

Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. As of December 31, 2017, under the repurchase plan, the Company had repurchased an aggregate of 3,096,764 ordinary shares on the open market for total cash consideration of RMB107,331. The repurchased shares were presented as “treasury shares” in shareholders’ equity on the Group’s consolidated balance sheets.

New Accounting Pronouncements Recently Adopted or Not Yet Adopted

New Accounting Pronouncements Recently Adopted

In March 2016, the FASB issued ASU 2016-07, which eliminates the requirement to retroactively adopt the equity method of accounting. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The Group adopted the ASU effective January 1, 2017 and there was no impact on the Group’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. For public entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. The new standard requires the recognition of the income tax effects of awards in the income statement when the awards vest or are settled, thus eliminating additional paid in capital pools, prospectively. In addition, excess tax benefits shall be classified as an operating activity rather than financing activity flows using either a prospective transition method or a retrospective transition method. The Group adopt the ASU on January 1, 2017. The adoption of ASU 2016-09 resulted in a decrease in our provision for income taxes of RMB46,235 in fiscal year 2017, due to the recognition of excess of tax benefits for options exercised and the vesting of equity awards in year 2017. The Group adopted the cash flow presentation retrospectively and accordingly, excess tax benefits from equity-based compensation of RMB46,235 in fiscal year 2017 are presented as an operating activity, and RMB12,838 and RMB18,645 for fiscal years 2015 and 2016 were reclassified from financing activities to operating activities.

New Accounting Pronouncements Not Yet Adopted

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) which amended the existing accounting standards for revenue recognition. The core principle of the new guidance is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new guidance also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple element arrangements. Subsequently, the FASB has issued the following standards related to ASU 2014-09: ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing; ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients; and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers . The Company must adopt ASU 2016-10, ASU 2016-12 and ASU 2016-20 with ASU 2014-09 (collectively, the “new revenue standards”). The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of initial application (the modified retrospective method). The new revenue standards become effective for the Group on January 1, 2018. The Group currently anticipates adopting the new revenue standards using the full retrospective method. While the Group continue to evaluate possible impacts on our consolidated financial statements, ASU 2014-09 and the related ASUs are currently expected to impact either the amount or timing of revenue recognition as follows:

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Under existing guidance, initial one-time franchise fee was recognized when the hotels opened for business and the Group had fulfilled its commitments and obligations. Upon adoption of new revenue standards the one-time franchise fee will be recognized over the term of the franchise contract. This change is expected to reduce franchise revenue by approximately RMB17,003 for year 2017.

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Under existing guidance, the Group adopted the incremental cost model to account for customer loyalty program. The estimated incremental costs, net of the reimbursement received from the franchisees, are accrued and recorded as accruals for customer loyalty program as members accumulate points and are recognized as cost and expense in the accompanying consolidated statements of comprehensive income. Under the new revenue standards, loyalty program is considered a separate performance obligation and the consideration allocated to the loyalty program will be recognized as revenue upon point redemption, net of any cost paid to the franchisees and other third parties. These changes are expected to increase total revenues and operating expenses by RMB68,607 and RMB63,469 respectively for year 2017.

The new standard will require the Group to provide more robust disclosures than required by previous guidance, including disclosures related to disaggregation of revenue into appropriate categories, performance obligations, and the judgments made in revenue recognition determinations.

In January, 2016, the FASB issued ASU No. 2016-01, to improve the recognition and measurement of financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The guidance also eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities and the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Upon adoption, the unrealized gains (losses), net of tax, on the Available-for-Sale Securities will be reclassified from accumulated other comprehensive loss to retained earnings as of January 1 2018. The reclassification is estimated to be approximately RMB40,640 at January 1, 2018. Subsequent changes in fair value will be recognized in net income on the consolidated statements of income. The Group does not expect that other requirements of ASU 2016-01 will have a material impact on the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This ASU will be effective for fiscal years beginning after December 15, 2018 for public entities, and for all other organizations, it will be effective for fiscal years beginning after December 15, 2019, and for interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The Group expects material changes to its consolidated balance sheet. As of December 31, 2017, the Group has RMB25,087,674 of future minimum operating lease commitments that are not currently recognized on its consolidated balance sheets (Note 22).

In August, 2016, the FASB issued ASU 2016-15, which amends the guidance in ASC 230 on the classification of certain cash receipts and payments in the statement of cash flows. The primary purpose of the ASU is to reduce the diversity in practice that has resulted from the lack of consistent principles on this topic. The ASU’s amendments add or clarify guidance on eight cash flow issues, including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investees, beneficial interests in securitization transactions, and separately identifiable cash flows and application of the predominance principle. For public business entities, this ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for all entities. Entities must apply the guidance retrospectively to all periods presented but may apply it prospectively from the earliest date practicable if retrospective application would be impracticable. The Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.

In October, 2016, the FASB issued ASU 2016-16, which removes the prohibition in ASC 740 against the immediate recognition of the current and deferred income tax effects of intra-entity transfers of assets other than inventory. The ASU, which is part of the Board’s simplification initiative, is intended to reduce the complexity of U.S. GAAP and diversity in practice related to the tax consequences of certain types of intra-entity asset transfers, particularly those involving intellectual property. For public business entities, the ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted for all entities as of the beginning of a fiscal year for which neither the annual or interim (if applicable) financial statements have been issued or made available for issuance. The Group does not expect the adoption of this ASU will have significant impact on the consolidated financial statements.

In November, 2016, the FASB issued ASU 2016-18, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. Under ASU 2016-18, restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statements of cash flows. This ASU should be applied retrospectively and becomes effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, but early adoption is permitted. As a result of this update, restricted cash will be included within cash and cash equivalents on the statements of consolidated cash flows. The Group expects the adoption of this ASU will impact its cash flow statements to the extent of restricted cash. The balance of restricted cash of the Group are RMB500 and RMB481,348 as of December 31, 2016 and 2017, respectively.

In January 2017, the FASB issued ASU No. 2017-01, which clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. This ASU is effective for fiscal years, and for interim periods within those fiscal years beginning after December 15, 2017. The Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.

In January, 2017, the FASB issued ASU 2017-04, which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. As a result, under the ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, the ASU clarifies the requirements for excluding and allocating foreign currency translation adjustments to reporting units in connection with an entity’s testing of reporting units for goodwill impairment. The ASU also clarifies that an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. For public business entities, the ASU is effective prospectively for fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact on the consolidated financial statements.

In May, 2017, the FASB issued ASU 2017-09, which provides guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718. The statement is effective for annual periods beginning after December 15, 2017. Early adoption is permitted in any interim or annual period for which financial statements have not yet been issued. The Group does not expect the adoption of this ASU will have significant impact on the consolidated financial statements.

Translation into United States Dollars

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1 = RMB6.5063, on December 31, 2017, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2017, or at any other rate.